UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2019 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 30.9%#
Arco Platform - Class A*	398	$17,568
Cars.com*	508	9,652
Charter Communications - Class A*	388	149,527
Chewy - Class A*	6,537	219,382
Dollar Tree*	1,616	164,428
Dunkin’ Brands Group	536	42,966
Farfetch - Class A*	7,556	151,875
GCI Liberty - Class A*	468	27,954
Hasbro	1,648	199,672
Liberty Global - Series A* (a)	2,012	53,660
Liberty Global - Series C* (a)	3,299	85,906
Liberty TripAdvisor Holdings - Series A*	9,769	112,832
Netflix*	166	53,616
New York Times - Class A	12,499	445,964
Papa John’s International	2,003	88,973
Stitch Fix - Class A*	221	5,764
TripAdvisor*	2,410	106,401
Wyndham Hotels & Resorts	56	3,167
		1,939,307
Consumer Staples - 1.7%
Constellation Brands - Class A	557	109,629
Energy - 0.3%
Kinder Morgan	856	17,651
Financial Services - 15.5%
Charles Schwab	2,489	107,575
CME Group	626	121,707
Crown Castle International - REIT	152	20,256
Equity Commonwealth - REIT	469	15,749
IHS Markit*	555	35,753
KKR & Co. - Class A	7,854	210,094
LendingTree*	28	9,031
Mastercard - Class A	519	141,308
PayPal Holdings*	1,043	115,147
Redfin*	3,534	63,753
Visa - Class A	753	134,034
		974,407
Health Care - 11.8%
AMAG Pharmaceuticals*	258	2,131
Biogen*	279	66,352
Haemonetics*	356	43,461
HealthEquity*	1,411	115,674
Illumina*	345	103,286
IQVIA Holdings*	1,412	224,748
Nevro*	100	6,686
Portola Pharmaceuticals*	1,602	42,741
UnitedHealth Group	533	132,722
		737,801
Materials & Processing - 2.9%
Ball	2,526	180,559
Producer Durables - 2.4%
Airbus (a)(b)	228	32,230
Expeditors International of Washington	450	34,358
Experian (a)(b)	739	22,413
Safran (a)(b)	417	59,865
		148,866

Technology - 30.6%#
Alibaba Group Holding - ADR*	124	21,466
Alphabet - Class A*	18	21,928
Alphabet - Class C*	18	21,900
Amadeus IT Group (a)(b)	63	4,923
Applied Materials	2,419	119,426
Arista Networks*	292	79,847
ASML Holding (a)(b)	53	11,810
Autodesk*	1,098	171,475
Coupa Software*	162	21,985
Guidewire Software*	85	8,677
IPG Photonics*	67	8,778
LiveRamp Holdings*	7,763	409,032
Logitech International (a)(b)	1,016	41,783
Microsoft	3,709	505,425
Paycom Software*	37	8,908
SailPoint Technologies Holding*	146	3,086
Samsung Electronics (a)(b)	364	13,786
Samsung Electronics - GDR (b)	18	17,250
Take-Two Interactive Software*	1,531	187,578
Ubisoft Entertainment* (a)(b)	85	6,992
Varonis Systems*	2,350	168,988
Wix.com*	417	61,933
		1,916,976
Utilities - 1.0%
j2 Global	698	62,185
TOTAL COMMON STOCKS
(Cost $4,885,036)		6,087,381

Total Investments - 97.1%
(Cost $4,885,036)		6,087,381
Other Assets and Liabilities, Net - 2.9%		184,061
Total Net Assets - 100.0%		$6,271,442

#
As of July 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The consumer discretionary sector may be greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,876,329	$211,052	$-	$6,087,381
Total Investments	$5,876,329	$211,052	$-	$6,087,381

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments July 31, 2019 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 99.9%
Brazil - 8.1%
Afya - Class A*	4,714	$136,329
Arco Platform - Class A*	5,975	263,737
Localiza Rent a Car	26,276	301,568
MercadoLibre*	424	263,482
		965,116
China/Hong Kong - 1.7%
Alibaba Group Holding - ADR*	1,186	205,308
Denmark - 2.7%
DSV (a)	3,344	319,164
France - 8.5%
Airbus (a)	3,341	472,288
Safran (a)	1,909	274,058
Ubisoft Entertainment* (a)	3,356	276,048
		1,022,394
Israel - 2.1%
Wix.com*	1,696	251,890
Japan - 4.4%
MonotaRO (a)	9,637	210,381
Otsuka Holdings (a)	8,506	312,808
		523,189
Netherlands - 2.5%
ASML Holding (a)	1,366	304,379
South Korea - 2.1%
Samsung Electronics (a)	6,590	249,594
Spain - 2.2%
Amadeus IT Group (a)	3,384	264,450
United Kingdom - 11.2%
Experian (a)	12,276	372,321
Farfetch - Class A*	8,781	176,498
InterContinental Hotels Group (a)	4,027	279,775
Intertek Group (a)	3,925	271,706
Liberty Global - Series C*	9,289	241,886
		1,342,186
United States - 54.4%
Ball	4,473	319,730
CME Group	1,756	341,402
Guidewire Software*	2,642	269,695
Haemonetics*	2,958	361,113
HealthEquity*	4,288	351,530
IHS Markit*	4,414	284,350
Illumina*	794	237,708
IPG Photonics*	1,816	237,914
IQVIA Holdings*	3,149	501,226
KKR & Co. - Class A	12,646	338,280
LiveRamp Holdings*	5,022	264,609
Mastercard - Class A	1,833	499,071
Microsoft	3,944	537,449
Netflix*	558	180,228
New York Times - Class A	15,162	540,980
PayPal Holdings*	2,555	282,072
TripAdvisor*	4,669	206,136
UnitedHealth Group	1,179	293,583
Visa - Class A	2,644	470,632
		6,517,708
TOTAL COMMON STOCKS
(Cost $8,924,008)		11,965,378

Total Investments - 99.9%
(Cost $8,924,008)		11,965,378
Other Assets and Liabilities, Net - 0.1%		8,892
Total Net Assets - 100.0%		$11,974,270

*	Non-income producing security.
(a)	Level 2 Security.
ADR - American Depositary Receipt

At July 31, 2019, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Technology	23.9%
Consumer Discretionary	19.1%
Producer Durables	18.5%
Financial Services	18.5%
Health Care	17.2%
Materials & Processing	2.7%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,358,406	$3,606,972	$-	$11,965,378
Total Investments	$8,358,406	$3,606,972	$-	$11,965,378

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments July 31, 2019 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 22.9%
Charter Communications - Class A*	12,896	$4,969,860
Dollar Tree*	53,106	5,403,536
Hasbro	48,160	5,835,066
Liberty Global - Series A* (a)	24,318	648,561
Liberty Global - Series C* (a)	153,430	3,995,317
Netflix*	11,593	3,744,423
TripAdvisor*	78,340	3,458,711
		28,055,474
Consumer Staples - 4.5%
Constellation Brands - Class A	27,717	5,455,260
Financial Services - 23.9%
Charles Schwab	83,708	3,617,860
CME Group	15,373	2,988,819
Crown Castle International - REIT	16,070	2,141,488
KKR & Co. - Class A	231,793	6,200,463
Mastercard - Class A	18,396	5,008,679
PayPal Holdings*	40,296	4,448,678
Visa - Class A	27,034	4,812,052
		29,218,039
Health Care - 15.5%
Biogen*	10,146	2,412,922
Illumina*	14,673	4,392,803
IQVIA Holdings*	45,985	7,319,432
UnitedHealth Group	19,401	4,831,043
		18,956,200
Materials & Processing - 4.6%
Ball	79,728	5,698,957
Technology - 28.0%#
Alibaba Group Holding - ADR*	9,178	1,588,804
Alphabet - Class A*	3,396	4,137,007
Alphabet - Class C*	422	513,439
Applied Materials	85,711	4,231,552
Arista Networks*	11,834	3,236,007
Autodesk*	28,058	4,381,818
Microsoft	87,289	11,894,872
Take-Two Interactive Software*	34,658	4,246,298
		34,229,797
TOTAL COMMON STOCKS
(Cost $99,179,515)		121,613,727

Total Investments - 99.4%
(Cost $99,179,515)		121,613,727
Other Assets and Liabilities, Net - 0.6%		741,389
Total Net Assets - 100.0%		$122,355,116

*	Non-income producing security.
(a)	Foreign Security.
#
As of July 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$121,613,727	$-	$-	$121,613,727
Total Investments	$121,613,727	$-	$-	$121,613,727

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments July 31, 2019 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 37.1%#
Chewy - Class A*	6,006	$201,561
Dollar Tree*	2,091	212,759
Farfetch - Class A*	10,695	214,969
GCI Liberty - Class A*	4,622	276,072
Hasbro	2,330	282,303
Liberty Global - Series C* (a)	10,913	284,175
New York Times - Class A	10,642	379,707
TripAdvisor*	6,433	284,017
		2,135,563
Consumer Staples - 4.0%
Constellation Brands - Class A	1,183	232,838
Financial Services - 15.3%
CME Group	1,174	228,249
KKR & Co. - Class A	10,687	285,878
Visa - Class A	2,042	363,476
		877,603
Health Care - 8.4%
IQVIA Holdings*	1,776	282,686
Nevro*	3,013	201,449
		484,135
Technology - 34.3%#
Applied Materials	5,808	286,741
Autodesk*	1,797	280,638
LiveRamp Holdings*	6,931	365,194
Microsoft	4,538	618,393
Take-Two Interactive Software*	1,696	207,794
Varonis Systems*	3,031	217,959
		1,976,719
TOTAL COMMON STOCKS
(Cost $4,382,056)		5,706,858

Total Investments - 99.1%
(Cost $4,382,056)		5,706,858
Other Assets and Liabilities, Net - 0.9%		49,732
Total Net Assets - 100.0%		$5,756,590

*	Non-income producing security.
(a)	Foreign Security.
#
As of July 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The consumer discretionary sector may be greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,706,858	$-	$-	$5,706,858
Total Investments	$5,706,858	$-	$-	$5,706,858

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments July 31, 2019 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares/Par	Value
COMMON STOCKS - 95.5%
Consumer Discretionary - 33.6%#
Cars.com*	1,071,688	$20,362,072
Dunkin’ Brands Group	525,857	42,152,697
Farfetch - Class A*	1,749,673	35,168,427
GCI Liberty - Class A*	671,997	40,138,381
Liberty TripAdvisor Holdings - Series A*	1,860,755	21,491,720
New York Times - Class A	2,037,654	72,703,495
Papa John’s International	582,383	25,869,453
Stitch Fix - Class A*	978,493	25,519,097
TripAdvisor*	384,150	16,960,223
Wyndham Hotels & Resorts	669,695	37,871,252
		338,236,817
Financial Services - 10.6%
Equity Commonwealth - REIT	1,584,512	53,207,913
LendingTree*	71,524	23,069,351
Redfin*	1,704,441	30,748,116
		107,025,380
Health Care - 16.3%
Bio-Techne	229,324	48,192,439
Haemonetics*	238,249	29,085,438
HealthEquity*	529,084	43,374,307
Nevro*	362,484	24,235,680
Portola Pharmaceuticals*	709,224	18,922,096
		163,809,960
Producer Durables - 5.1%
Expeditors International of Washington	325,247	24,832,608
Graco	551,136	26,498,619
		51,331,227
Technology - 25.0%#
Coupa Software*	215,829	29,290,154
Guidewire Software*	352,458	35,978,913
LiveRamp Holdings*	1,037,548	54,668,404
Logitech International (a)(b)	646,358	26,581,252
Paycom Software*	103,221	24,850,456
SailPoint Technologies Holding*	610,061	12,896,689
Varonis Systems*	427,138	30,715,493
Wix.com*	246,590	36,623,547
		251,604,908
Utilities - 4.9%
j2 Global	548,380	48,855,174
TOTAL COMMON STOCKS
(Cost $844,486,374)		960,863,466

SHORT-TERM INVESTMENT - 1.6%
United States Treasury Bill
2.026%, 12/19/2019 (b)^	$ 16,500,000	16,369,998
TOTAL SHORT-TERM INVESTMENT
(Cost $16,370,704)		16,369,998

Total Investments - 97.1%
(Cost $860,857,078)		977,233,464
Other Assets and Liabilities, Net - 2.9%		28,847,773
Total Net Assets - 100.0%		$1,006,081,237

#
As of July 31, 2019, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The consumer discretionary sector may be greatly impacted by changes in domestic and international economies. interst rates, compeition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
^	The rate shown is the effective yield as of July 31, 2019.
REIT- Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$934,282,214	$26,581,252	$-	$960,863,466
Short-Term Investment	-	16,369,998	-	16,369,998
Total Investments	$934,282,214	$42,951,250	$-	$977,233,464

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)            /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date           9/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date           9/24/2019

By (Signature and Title)            /s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date           9/24/2019